Summary of significant accounting policies - Accounts receivable and Other receivables (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Accounts receivable and Other receivables
Allowance for the doubtful accounts	$ 48,203	$ 49,981
Financing receivables 180 to 270 days past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	25.00%
Financing receivables 271 days to one year past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	50.00%
Financing receivables beyond one year past due
Accounts receivable and Other receivables
Allowance for doubtful accounts (in percent)	100.00%